Submission	Jun. 24, 2026
Submission [Line Items]
Central Index Key	0000733076
Registrant Name	BRIGHTHOUSE LIFE INSURANCE Co
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES